Derivatives (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash flow hedges [Member]
Included in other liabilities:
Notional Amount	$ (30,250)	$ (30,250)
Fair Value	(1,984)	(2,261)
Subordinated debentures [Member]
Included in other liabilities:
Notional Amount	(5,000)	(5,000)
Subordinated debentures [Member] | Cash flow hedges [Member]
Included in other liabilities:
Notional Amount	(5,000)	(5,000)
Fair Value	(131)	(192)
CDARS deposits [Member]
Included in other liabilities:
Notional Amount	(10,250)	(10,250)
CDARS deposits [Member] | Cash flow hedges [Member]
Included in other liabilities:
Notional Amount	(10,250)	(10,250)
Fair Value	(428)	(569)
FHLB advances [Member] | Cash flow hedges [Member]
Included in other liabilities:
Notional Amount	(15,000)	(15,000)
Fair Value	$ (1,425)	$ (1,500)